Share-based compensation - Disclosure of significant inputs in the model, share options (Details) - Stock option plans	Dec. 15, 2023 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%), based on historical volatility	72.95%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected vesting period (term in years)	5.50
Risk-free interest rate (%)	2.12%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected vesting period (term in years)	6.50
Risk-free interest rate (%)	3.15%